LEASES - Maturity analysis of lease liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LEASES
Lease liabilities	$ 1,818,358	$ 1,831,585	$ 1,848,833
Buildings
LEASES
Lease liabilities	1,766,835	1,787,219
Vehicles
LEASES
Lease liabilities	577	1,144
Technological equipment
LEASES
Lease liabilities	49,020	40,501
Furniture and fixtures
LEASES
Lease liabilities	1,926	2,721
Less than 1 year
LEASES
Lease liabilities	6,437	12,765
Less than 1 year | Buildings
LEASES
Lease liabilities	5,562	6,255
Less than 1 year | Technological equipment
LEASES
Lease liabilities	875	6,510
Between 1 and 3 years
LEASES
Lease liabilities	47,118	28,301
Between 1 and 3 years | Buildings
LEASES
Lease liabilities	42,237	22,036
Between 1 and 3 years | Vehicles
LEASES
Lease liabilities	446	986
Between 1 and 3 years | Technological equipment
LEASES
Lease liabilities	3,486	3,956
Between 1 and 3 years | Furniture and fixtures
LEASES
Lease liabilities	949	1,323
Between 3 and 5 years
LEASES
Lease liabilities	96,786	90,151
Between 3 and 5 years | Buildings
LEASES
Lease liabilities	62,490	73,252
Between 3 and 5 years | Vehicles
LEASES
Lease liabilities	131	158
Between 3 and 5 years | Technological equipment
LEASES
Lease liabilities	33,188	15,343
Between 3 and 5 years | Furniture and fixtures
LEASES
Lease liabilities	977	1,398
Greater than 5 years
LEASES
Lease liabilities	1,668,017	1,700,368
Greater than 5 years | Buildings
LEASES
Lease liabilities	1,656,546	1,685,676
Greater than 5 years | Technological equipment
LEASES
Lease liabilities	$ 11,471	$ 14,692